Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Janet E. Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (Registrant's Telephone Number)

                                   December 31
                                  -------------
                             Date of Fiscal Year End

                               September 30, 2007
                              ---------------------
                            Date of Reporting Period

 -----------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                       Shares       Value


                  EQUITY INTERESTS --100.4%

AUTOMOBILES & COMPONENTS - 1.8%
BorgWarner, Inc.....................   5,240   $   479,617
                                               ------------

BANKS - 0.8%
Associated Banc Corp................   1,865   $    55,260
Wilmington Trust Corp...............   3,770       146,653
                                               ------------
                                               $   201,913
                                               ------------

CAPITAL GOODS - 7.1%
AGCO Corp. * .......................   7,610   $    386,360
Precision Castparts Corp............   4,750        702,905
SPX Corp............................   5,360        496,122
Thomas & Betts Corp. *..............   5,240        307,273
                                               ------------
                                               $  1,892,660
                                               ------------

COMMERCIAL SERVICES & SUPPLIES - 7.3%
Ceridian Corp. *....................   2,800   $     97,272
Charles River Laboratories
 International *....................   4,165        233,865
CSG Systems International, Inc. *...   3,590         76,288
Deluxe Corp.........................   1,730         63,733
Harsco Corp.........................   2,025        120,022
Jacobs Engineering Group, Inc. *....   6,535        493,915
Republic Services, Inc..............   6,247        204,339
SEI Investments Co..................   8,730        238,154
Sotheby's, Inc......................   3,290        157,229
Teleflex, Inc.......................   3,325        259,084
                                               ------------
                                               $  1,943,901


COMMUNICATIONS EQUIPMENT - 1.5%
Harris Corp.........................   3,095   $    178,860
Polycom, Inc. *.....................   7,680        206,285
                                               ------------
                                               $    385,145


COMPUTERS & PERIPHERALS - 1.9%
Western Digital Corp. *.............  19,690   $    498,551
                                               ------------


CONSUMER DURABLES & APPAREL - 1.5%
Mohawk Industries, Inc. *...........   3,145   $    255,689
Warnaco Group, Inc. *...............   3,485        136,158
                                               ------------
                                               $    391,847
                                               ------------


DIVERSIFIED FINANCIALS - 6.3%

Eaton Vance Corp....................  15,645   $    625,174
Edwards (A.G.), Inc.................   6,605        560,831
Raymond James Financial, Inc........  14,487        475,898
                                               ------------
                                               $  1,661,903
                                               ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.4%
Ametek, Inc.........................   2,255   $     97,461
Amphenol Corp. - Class A............   4,365        173,552
Arrow Electronics, Inc.*............   8,990        382,255
Avnet, Inc. *.......................  11,165        445,037
Ingram Micro, Inc. - Class A *......   3,795         74,420
Lincoln Electric Holdings, Inc......   3,590        278,620
ValueClick, Inc. *..................   5,910        132,739
Vishay Intertechnology, Inc. *......   9,085        118,377
                                               ------------
                                               $  1,702,461
                                               ------------

ENERGY - 9.8%
Cameron International Corp. *.......   6,980   $    644,184
Denbury Resources, Inc. *...........   4,020        179,654
FMC Technologies, Inc. *............   6,600        380,556
Frontier Oil Corp...................   6,245        260,042
Helmerich & Payne, Inc..............   3,735        122,620
Noble Energy, Inc...................   6,155        431,096
Overseas Shipholding Group, Inc.....   1,580        121,391
Patterson-UTI Energy, Inc...........   7,145        161,263
Tidewater, Inc......................   4,505        283,094
                                               ------------
                                                $ 2,583,900
                                               ------------


FOOD, BEVERAGE & TOBACCO - 2.8%
Hansen Natural Corp. *..............   5,885    $   333,562
PepsiAmericas, Inc..................   3,830        124,245
Smucker Co. (J.M.)..................   3,230        172,547
Universal Corp......................   2,195        107,445
                                               ------------
                                                $   737,799
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES - 4.2%
Apria Healthcare Group, Inc. *......   5,885    $   153,069
DENTSPLY International, Inc.........   3,015        125,545
Health Net, Inc. *..................   4,325        233,766
Hillenbrand Industries, Inc.........   1,890        103,988
Intuitive Surgical, Inc. *..........     170         39,100
LifePoint Hospital, Inc. *..........   2,770         83,128
Lincare Holdings, Inc. *............   1,865         68,352
Universal Health Services - Class B.   1,985        108,024
WellCare Health Plans, Inc. *.......   1,765        186,083
                                               ------------
                                                $ 1,101,055
                                               ------------


HOTELS, RESTAURANTS & LEISURE - 1.5%
Bob Evans Farms, Inc................   6,460    $   194,963
CBRL Group, Inc.....................   3,230        131,784
Ruby Tuesday, Inc...................   4,450         81,613
                                               ------------
                                                $   408,360
                                               ------------


HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
Energizer Holdings, Inc. *..........   3,950    $   437,858
Tupperware Brands Corp..............   3,735        117,615
                                               ------------
                                                $   555,473
                                               ------------

INSURANCE - 6.9%
American Financial Group, Inc.......   2,470    $    70,370
Everest Re Group, Ltd...............   1,725        190,164
First American Corp.................   7,825        286,552
HCC Insurance Holdings, Inc.........  14,015        401,390
Old Republic International Corp.....   4,753         89,071
Protective Life Corp................   4,165        176,763
Radian Group, Inc...................     650         15,132
Stancorp Financial Group, Inc.......   4,660        230,717
W.R. Berkley Corp...................  12,637        374,433
                                               ------------
                                                $ 1,834,592
                                               ------------

MATERIALS - 12.4%
Airgas, Inc.........................   3,375    $   174,251
Albemarle Corp......................  10,480        463,216
Commercial Metals Co................   6,305        199,553
CommScope, Inc. *...................   4,760        239,142
Crane Company.......................   5,025        241,049
FMC Corp............................   1,530         79,591
Grant Prideco, Inc. *...............   6,955        379,187
Lubrizol Corp.......................   4,105        267,071
Lyondell Chemical Company...........   7,620        353,187
Martin Marietta Materials, Inc......   1,075        143,566
Reliance Steel & Aluminum Co........   1,675         94,705
RPM International, Inc..............   7,435        178,068
Scotts Miracle-Gro Co. - Class A....   3,085        131,884
Sonoco Products Co..................   6,175        186,362
Steel Dynamics, Inc.................   2,975        138,932
                                               ------------
                                                $ 3,269,764
                                               ------------

MEDIA - 0.1%
Belo Corp. - Class A................   1,945    $    33,765
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY - 1.4%
Endo Pharmaceutical Holdings, Inc. *   5,655    $   175,362
NBTY, Inc. *........................   5,100        207,060
                                               ------------
                                                $   382,422
                                               ------------


REAL ESTATE - 1.2%
Cousins Properties, Inc. REIT.......   5,075    $   149,002
Highwood Properties, Inc. REIT......   1,940         71,140
NVR, Inc. REIT *....................     210         98,752
                                               ------------
                                                $   318,894
                                               ------------

RETAILING - 6.5%
Aeropostale, Inc. *.................   1,313    $    25,016
American Eagle Outfitters...........  12,702        334,190
CDW Corp............................   3,015        262,908
Charming Shoppes, Inc. *............   7,505         63,042
Collective Brands, Inc. *...........   6,820        150,449
Dollar Tree Stores, Inc. *..........   6,675        270,605
Gamestop Corp. - Class A *..........   4,385        247,095
Phillips-Van Heusen Corp............   5,525        289,952
Rent-a-Center, Inc. *...............   4,235         76,780
                                               ------------
                                                $ 1,720,037
                                               ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.2%
Cypress Semiconductor Corp. *.......   5,240    $   153,060
International Rectifier Corp. *.....   2,515         82,970
Intersil Corp. - Class A............   4,090        136,729
Lam Research Corp. *................   5,360        285,474
Microchip Technology, Inc...........   2,835        102,967
RF Micro Devices, Inc .*............  10,885         73,256
                                               ------------
                                                $   834,456
                                               ------------


SOFTWARE & SERVICES - 2.6%
Activision, Inc. *..................   6,890    $   148,755
Alliance Data Systems Corp. *.......   2,505        193,987
McAfee, Inc. *......................   2,805         97,810
Parametric Technology Corp. *.......  14,460        251,894
                                               ------------
                                                $   692,446
                                               ------------


TELECOMMUNICATION SERVICES - 1.0%
Cincinnati Bell, Inc. *.............  23,620    $   116,683
NeuStar, Inc. - Class A *...........   4,380        150,190
                                               ------------
                                                $   266,873
                                               ------------

TRANSPORTATION - 3.9%
AirTran Holdings, Inc. *............  15,085    $   148,436
Alaska Air Group, Inc. *............   9,260        213,813
Hunt, JB Transport Services, Inc....   4,810        126,503
JetBlue Airways Corp. *.............  24,980        230,317
Oshkosh Truck Corp..................   1,785        110,616
Trinity Industries, Inc.............   2,745        103,048
YRC Worldwide, Inc. *...............   3,295         90,019
                                               ------------
                                                $ 1,022,752
                                               ------------


UTILITIES - 6.2%
AGL Resources, Inc..................   4,960    $   196,515
MDU Resources Group, Inc............  22,033        613,399
OGE Energy Corp.....................   1,815         60,077
Oneok, Inc..........................  16,515        782,810
                                               ------------
                                                $ 1,652,801
                                               ------------


TOTAL EQUITY INVESTMENTS - 100.4%
(identified cost, $20,986,082)                 $ 26,573,387

OTHER ASSETS, LESS LIABILITIES - (0.4%)            (102,583)
                                               ------------

NET ASSETS - 100.0%                            $ 26,470,804
                                               ============


REIT - Real Estate Investment Trus
 * Non-income producing security.


The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 20,986,082
                                                -----------
     Gross unrealized appreciation             $  6,742,381
     Gross unrealized depreciation               (1,155,076)
                                                -----------
     NET UNREALIZED APPRECIATION               $  5,587,305
                                                ===========

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                       Shares       Value

              Equity Interests - 99.8%

AUTOMOBILES & COMPONENTS - 1.3%
Cooper Industries Ltd. - Class A....   3,670   $   187,500
Johnson Controls, Inc...............   5,255       620,668
                                               ------------
                                               $   808,168
                                               ------------

BANKS - 3.8%
Bank of America Corp................  17,565   $   882,993
Synovus Financial Corp..............   5,565       156,098
Wells Fargo & Co....................  35,065     1,249,015
                                               ------------
                                               $ 2,288,106
                                               ------------

CAPITAL GOODS - 10.5%
Caterpillar, Inc....................   8,080   $   633,714
Cummins, Inc........................   8,920     1,140,779
Deere & Co..........................   2,665       395,539
General Electric Company............  15,560       644,184
Illinois Tool Works, Inc............   3,535       210,827
Lockheed Martin Corp................  12,835     1,392,469
Paccar, Inc.........................  15,117     1,288,724
Parker Hannifin Corp................   2,000       223,660
Terex Corp. *.......................   4,060       361,422
                                               ------------
                                               $ 6,291,318
                                               ------------

COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc. *...............  34,365   $ 1,137,825
Tellabs, Inc. *.....................  10,825       103,054
                                               ------------
                                               $ 1,240,879
                                               ------------

COMPUTERS & PERIPHERALS - 8.1%
Apple, Inc *........................  4,755    $   730,083
Hewlett-Packard Co.................. 39,310      1,957,245
International Business Machines Corp 10,390      1,223,942
Lehman Brothers Holdings, Inc....... 15,440        953,111
                                               ------------
                                               $ 4,864,381
                                               ------------

CONSUMER DURABLES & APPAREL - 1.7%
Mattel, Inc......................... 15,720    $   368,791
Nike Inc. - Class B.................  6,255        366,918
VF Corp.............................  3,135        253,152
                                               ------------
                                               $   988,861
                                               ------------

DIVERSIFIED FINANCIALS - 8.1%
Capital One Financial Corp..........  7,175    $   476,635
Citigroup, Inc......................  7,649        356,979
Franklin Resources, Inc.............  7,085        903,338
Goldman Sachs Group, Inc............  6,365      1,379,550
JP Morgan Chase & Co................ 12,955        593,598
Merrill Lynch & Co, Inc.............  5,320        379,210
Morgan Stanley...................... 12,335        777,104
                                               ------------
                                               $ 4,866,414
                                               ------------

ELECTRONICS - 0.3%
MEMC Electronic Materials, Inc. *...   3,490   $   205,421
                                               ------------


ENERGY - 12.3%
Chevron Corp........................  18,130   $ 1,696,605
ConocoPhillips Co...................  13,170     1,155,931
ENSCO International, Inc............   3,035       170,264
Exxon Mobil Corp....................  31,710     2,935,078
Occidental Petroleum Corp...........  13,855       887,828
Valero Energy Corp..................   4,165       279,805
XTO Energy, Inc.....................   4,205       260,037
                                               ------------
                                               $ 7,385,548
                                               ------------


ENTERTAINMENT & LEISURE - 2.8%
CBS Corp. - Class B.................  6,820    $   214,830
Hasbro, Inc.........................  3,780        105,386
Walt Disney Co. (The)............... 39,320      1,352,215
                                               ------------
                                               $ 1,672,431
                                               ------------


FOOD, BEVERAGE & TOBACCO - 5.0%
Altria Group, Inc...................  13,780   $   958,123
Coca-Cola Enterprises...............   7,635       184,920
General Mills, Inc..................   6,525       378,515
Kraft Foods, Inc. - Class A.........   5,139       177,347
Kroger Co...........................   6,985       199,212
Molson Coors Brewing Co. - Class B..   1,085       108,142
Pepsi Bottling Group, Inc...........   5,625       209,081
PepsiCo, Inc........................   7,215       528,571
Reynolds American, Inc..............   4,190       266,443
                                               ------------
                                                $3,010,354
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES - 4.8%
AmerisourceBergen Corp..............   7,375    $  334,309
Cigna Corp..........................   6,460       344,253
Humana, Inc. *......................   3,705       258,905
Laboratory Corp.of America Holdings *  4,520       353,600
UnitedHealth Group Inc..............   6,391       309,516
WellPoint, Inc. *...................  13,420     1,059,106
Zimmer Holdings, Inc. *.............   2,400       194,377
                                               ------------
                                               $ 2,854,066
                                               ------------


HOTELS, RESTAURANTS & LEISURE - 1.6%
McDonald's Corp.....................  14,660   $   798,530
Starwood Hotels & Resorts
 Worldwide, Inc.....................   2,215       134,561
                                               ------------
                                               $   933,091
                                               ------------


INSURANCE - 7.8%
Ace Ltd.............................   3,460   $   209,572
Aetna, Inc..........................   9,765       529,947
AMBAC Financial Group, Inc..........   5,545       348,836
Chubb Corp..........................   4,145       222,338
Hartford Financial Services Group...   7,015       649,238
Lincoln National Corp...............   3,780       249,367
MetLife, Inc........................  14,315       998,185
Progressive Corp....................  38,815       753,399
Torchmark Corp......................   3,505       218,432
Travelers Cos., Inc.................   9,625       484,522
                                               ------------
                                               $ 4,663,836
                                               ------------

MATERIALS - 3.9%
Allegheny Technologies, Inc.........   1,730   $   190,214
Ball Corp...........................   5,580       299,925
International Flavors & Fragrances Inc 7,065       373,456
Nucor Corp..........................   7,560       449,593
Pactiv Corp. *......................   5,750       164,795
Precision Castparts Corp............   5,770       853,844
                                               ------------
                                               $ 2,331,827
                                               ------------

MEDIA - 1.3%
DIRECTV Group, Inc. *...............  18,940  $    459,863
McGraw-Hill Companies, Inc..........   2,955       150,439
Omnicom Group, Inc..................   3,910       188,032
                                               ------------
                                              $    798,334
                                               ------------

OFFICE ELECTRONICS - 0.5%
Xerox Corp. *.......................  16,455  $    285,330
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY - 7.2%
Forest Laboratories, Inc. *.........  10,780  $    401,986
Gilead Sciences, Inc. *.............  16,140       659,642
Johnson & Johnson, Inc..............  12,580       826,506
King Pharmaceuticals, Inc. *........  12,735       149,254
Merck & Co., Inc....................   6,890       356,144
Pfizer, Inc.........................  78,085     1,907,617
                                               ------------
                                               $ 4,301,149
                                               ------------

REAL ESTATE - 0.6%
CB Richard Ellis Group,
  Inc. - Class A *..................  13,690   $   381,130
                                               ------------


RETAILING - 2.9%
Autozone, Inc. *....................   3,090   $   358,873
Home Depot, Inc.....................   3,910       126,840
Nordstrom, Inc......................   3,000       140,670
Polo Ralph Lauren Corp..............   3,520       273,680
RadioShack Corp.....................   2,820        58,261
Safeway, Inc........................   2,745        90,887
Sherwin-Williams Co.................   5,105       335,450
Supervalu, Inc......................   8,800       343,288
                                               ------------
                                               $ 1,727,949
                                               ------------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.6%
Applied Materials, Inc..............  34,385   $   711,770
Intel Corp..........................  21,095       545,517
Novellus Systems, Inc.* ............  11,210       305,584
                                               ------------
                                               $ 1,562,871
                                               ------------


SOFTWARE & SERVICES - 4.6%
BMC Software, Inc. *................   9,825   $   306,835
Computer Sciences Corp. *...........   4,955       276,985
EMC Corp. *.........................  14,980       311,584
Google Inc. - Class A *.............     420       238,253
JDS Uniphase Corp. *................   7,790       116,538
Nvidia Corp. *......................  22,365       810,508
Oracle Corp. *......................  31,135       674,072
                                               ------------
                                               $  2,734,775
                                               ------------


TELECOMMUNICATION SERVICES - 3.9%
AT&T, Inc...........................  49,625   $  2,099,634
L-3 Communications Holdings, Inc....   2,340        239,007
                                               ------------
                                               $  2,338,641
                                               ------------


UTILITIES - 2.1%
Entergy Corp........................   8,750   $    947,538
Exelon Corp.........................   4,503        339,346
                                               ------------
                                               $  1,286,884
                                               ------------


TOTAL EQUITY INTERESTS - 99.8%
(identified cost, $49,503,323)                 $ 59,821,764

OTHER ASSETS, LESS LIABILITIES -  0.2%              130,146
                                               ------------

NET ASSETS - 100.0%                            $ 59,951,910
                                               ============



* Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 49,503,323
                                                -----------
     Gross unrealized appreciation             $ 11,545,093
     Gross unrealized depreciation              (1,226,652)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 10,318,441
                                                ===========

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                      Shares       Value


                 Equity Interests - 108.7%

AUSTRALIA - 6.3%
BHP Billiton Ltd....................  22,558   $   889,338
Caltex Australian Ltd...............  33,233       692,301
Coles Group Ltd..................... 203,385     2,771,778
Macquarie Infrastructure Group...... 212,274       586,098
QBE Insurance Group Ltd............. 115,918     3,467,259
Rio Tinto Ltd.......................   7,058       675,940
Westfield Group..................... 148,291     2,847,693
                                               ------------
                                               $11,930,407
                                               ------------

BELGIUM - 3.9%
Colruyt SA..........................   5,857   $ 1,234,020
Compagnie Maritime Belge............   8,004       591,910
Dexia...............................  36,835     1,112,655
Fortis..............................  60,719     1,783,159
Fortis - Rights* Exp. 10/07.........  60,719       481,842
Inbev...............................  12,496     1,129,537
KBC Groupe SA.......................   7,644     1,048,826
                                               ------------
                                               $ 7,381,949
                                               ------------

CANADA - 6.2%
Astral Media, Inc..................   17,654   $   778,858
Atco Ltd. - Class I................   12,384       723,947
Biovail Corp.......................   41,414       721,838
Encana Corp........................   46,594     2,883,698
CGI Group Inc. - Class A *.........   67,486       773,539
Husky Energy, Inc..................   50,971     2,126,143
Jean Coutu Group, Inc. - Class A...   56,679       755,758
Lundin Mining Corp. *..............   39,546       505,816
Sherritt International Corp........   35,087       562,126
Teck Cominco Ltd. - Class B........   39,745     1,888,658
                                               ------------
                                               $11,720,381
                                               ------------

DENMARK - 2.8%
Danske Bank A/S.....................  83,557   $ 3,383,665
Novo Nordisk A/S - B................   8,516     1,025,231
Topdanmark A/S *....................   5,452       894,564
                                               ------------
                                               $ 5,303,460
                                               ------------

FINLAND - 0.4%
Rautaruukki Oyj.....................  14,075   $   850,512
                                               ------------


FRANCE - 9.1%
Air France - KLM....................  18,566   $   680,422
Axa.................................  28,528     1,273,121
BNP Paribas.........................  55,307     6,035,973
Cap Gemini SA.......................  15,136       930,339
Societe Generale....................  23,847     3,991,001
Unibail-Rodamco.....................   7,529     1,932,573
Vallourec SA........................   5,376     1,544,387
Vinci SA............................  10,626       827,973
                                               ------------
                                               $17,215,789
                                               ------------

GERMANY - 12.7%
Allianz SE..........................   5,684   $ 1,324,482
Altana AG...........................  69,518     1,670,819
BASF AG.............................  21,412     2,953,754
Celesio AG..........................  17,860     1,124,186
Continental AG......................  12,362     1,704,968
Daimlerchrysler AG..................  13,360     1,342,155
Deutsche Bank AG....................  26,373     3,389,825
Deutsche Lufthansa..................  25,755       738,776
E.ON AG.............................  24,768     4,567,119
Linde AG............................   5,108       632,652
Man AG..............................   5,058       734,070
Porsche AG - PFD....................     635     1,345,323
Stada Arzneimittel AG...............  20,640     1,342,321
ThyssenKrupp AG.....................  18,054     1,146,668
                                               ------------
                                               $24,017,118
                                               ------------


GREECE - 0.6%
Sidenor Steel Products &
 Manufacturing Co...................  53,952   $ 1,112,554
                                               ------------


HONG KONG - 5.0%
Bank of East Asia Hong Kong......... 355,600   $ 1,995,734
China Mobile Ltd....................  72,500     1,188,012
CLP Holdings Limited................ 384,000     2,659,304
Jardine Matheson Holdings Ltd.......  16,000       457,600
Sino Land Company................... 598,000     1,488,717
Sun Hung Kai Properties.............  48,000       809,407
Yue Yuen Industrial Holdings........ 271,000       811,048
                                               ------------
                                               $ 9,409,822
                                               ------------

IRELAND - 0.9%
Bank of Ireland.....................  38,158   $   705,463
CRH PLC.............................  14,271       565,230
Grafton Group PLC...................  37,183       415,318
                                               ------------
                                               $ 1,686,011
                                               ------------

ITALY - 4.3%
Intesa Sanpaolo..................... 242,051   $ 1,864,021
Eni SpA............................. 169,597     6,268,590
                                               ------------
                                               $ 8,132,611
                                               ------------

JAPAN - 16.2%
Canon, Inc..........................  24,550   $ 1,338,334
Hitachi Construction Machine........  11,300       450,959
Honda Motor Co. Ltd.................  55,500     1,862,627
Itochu Corp......................... 149,000     1,807,199
Kawasaki Kisen Kaisha Ltd..........   94,000     1,378,759
Makita Corp.........................  37,600     1,647,646
Marubeni Corp.......................  62,000       568,169
Mitsui Chemicals, Inc............... 182,000     1,805,521
Mitsui O.S.K. Lines Ltd............. 182,000     2,944,851
Nintendo Company Ltd................   1,200       623,919
Nippon Steel Corp................... 288,000     2,070,826
Nisshin Steel Co. Ltd............... 364,000     1,639,369
Pacific Metals Co. Ltd..............  69,000     1,063,661
Sumitomo Corp....................... 105,100     2,028,622
Sumitomo Metal Industries........... 143,000       833,022
Sumitomo Metal Mining Co. Ltd.......  43,000     1,043,081
Taiyo Yuden Company Limited.........  49,000       969,221
Toyoda Boshoku Corp.................  20,000       674,695
Toyota Motor Corp...................  68,600     4,043,890
Yamaha Motor Co. Ltd................  77,400     1,971,760
                                               ------------
                                               $30,766,131
                                               ------------

MEXICO - 0.8%
America Movil SAB de CV - ADR.......  14,776   $   945,664
Grupo Bimbo SAB - Series A.......... 122,080       681,035
                                               ------------
                                               $ 1,626,699
                                               ------------

NETHERLANDS - 3.0%
Ing Groep NV - CVA..................  55,863   $ 2,473,140
Opg Groep NV - CVA..................  57,595     1,867,519
Philips Electronics NV..............  31,855     1,433,827
                                               ------------
                                               $ 5,774,486
                                               ------------

NORWAY - 3.6%
Norsk Hydro ASA.....................  18,918   $   818,161
Schibsted ASA.......................  29,643     1,552,605
Statoilhydro ASA....................  44,163     1,496,602
Telenor ASA......................... 149,218     2,972,113
                                               ------------
                                               $ 6,839,481
                                               ------------

SINGAPORE - 1.4%
Capitaland Ltd...................... 314,000   $ 1,723,938
United Overseas Bank................  62,000       923,036
                                               ------------
                                               $ 2,646,974
                                               ------------

SOUTH AFRICA 0.3%
Anglo Platinum Ltd..................   4,299   $   649,891
                                               ------------

SPAIN - 5.1%
Acciona SA..........................   2,924   $   793,001
ACS Actividades de Construccion y
 Servicios SA.......................  33,513     1,844,462
Endesa SA...........................  94,687     5,398,484
Grupo Ferrovial.....................   7,961       671,945
Repsol VPF SA.......................  30,568     1,088,980
                                               ------------
                                               $ 9,796,872
                                               ------------

SWEDEN - 3.0%
Scania AB - B.......................  59,812   $ 1,451,602
Teliasonera AB...................... 467,083     4,205,808
                                               ------------
                                               $ 5,657,410
                                               ------------

SWITZERLAND - 3.5%
Credit Suisse Group.................  20,544   $ 1,359,400
Swiss Reinsurance...................  12,545     1,113,608
UBS AG..............................  31,224     1,673,192
Zurich Financial Services...........   8,250     2,466,454
                                               ------------
                                               $ 6,612,654
                                               ------------

TAIWAN - 0.6%
Siliconware Precision - ADR.........  91,350   $ 1,105,335
                                               ------------



UNITED KINGDOM - 19.0%
Anglo American PLC..................  74,741   $ 5,008,278
Barclays PLC........................ 367,611     4,460,011
Barratt Developments PLC............  74,961     1,142,359
Bellway PLC.........................  52,662     1,106,169
BP PLC.............................. 143,672     1,661,130
British Airways PLC *............... 134,234     1,048,118
HBOS PLC............................  80,935     1,507,946
Land Securities Group PLC...........  33,474     1,147,095
Legal & General Group PLC..........1,107,258     3,013,845
Man Group PLC....................... 306,619     3,457,660
Persimmon PLC.......................  58,436     1,147,686
Rio Tinto PLC.......................   8,683       747,946
Royal Bank of Scotland Group PLC.... 143,517     1,535,070
Royal Dutch Shell PLC - B...........  53,821     2,206,203
Taylor Woodrow PLC.................. 178,355     1,001,997
Tesco PLC........................... 103,041       922,120
Travis Perkins PLC..................  51,314     1,614,168
Vodafone Group PLC.................. 901,115     3,240,341
                                               ------------
                                               $35,968,142
                                               ------------

TOTAL EQUITY INTERESTS - 108.7%
(Identified Cost, $164,380,786)               $206,204,689

OTHER ASSETS, LESS LIABILITIES - (8.7%)       (16,567,387)
                                              ------------

NET ASSETS - 100.0%                           $189,637,302
                                              ============







ADR - American Depository Receipt * Non-income producing security.

Holdings By Industry
---------------------
% of net assets at 9/30/07

Financial                        32.5%
Materials                        13.7%
Consumer Discretionary           11.4%
Industrials                      11.0%


The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

     aggregate cost                            $164,380,786
                                                -----------
     Gross unrealized appreciation             $ 44,526,375
     Gross unrealized depreciation               (2,702,472)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 41,823,903
                                                ===========


The net unrealized appreciation on foreign currency was $43,296.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED EQUITY TRUST (ON BEHALF OF WRIGHT SELECTED BLUE CHIP EQUITIES FIND, WRIGHT MAJOR BLUE CHIP EQUITIES FUND, AND WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND).

By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    November 26,2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E.Campbell
         Treasurer

Date:    November 26,2007

By:     /s/ Peter M. Donovan
        -----------------------
         Peter M. Donovan
         President

Date:    November 26,2007